SHARE CAPITAL	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
SHARE CAPITAL	31. SHARE CAPITAL

	Group
	Ordinary shares of £0.10 each		Total

Issued and fully paid share capital	No.	£m	£m
At 31 December 2024, 1 January 2025 and 31 December 2025	31,051,768,866	3,105	3,105

	Group
	2025	2024
Share premium	£m	£m
1 January 2025	5,620	5,620
Reduction	(4,501)	—
31 December 2025	1,119	5,620
The Company has one class of ordinary shares which carries no right to fixed income. The Company’s £325m sterling preference shares are classified as
Subordinated Liabilities as described in Note 29.
On 18 September 2025, the High Court of Justice, Chancery Division confirmed the reduction of the share premium account of Santander UK plc. The share premium account was reduced by £4,501m and retained earnings were increased by the same amount.